Earnings (Loss) Per Share - Summary Of Loss (Profit) Per Share (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CAD ($) $ / shares shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 CAD ($) $ / shares shares	Dec. 31, 2023 $ / shares
Diluted earnings (loss) per share
Diluted earnings (loss) available to NexGen shareholders | $	$ (77,559)		$ 80,816
Weighted average number of common shares	554,755,412		498,243,824
Effect of share options on issue			14,698,606
Weighted average number of common shares (diluted)	554,755,412		529,214,619
Diluted earnings (loss) per share | (per share)	$ (0.14)	$ (0.14)	$ 0.16	$ 0.16